INVESTMENT ADVISER
PACIFIC CENTURY TRUST
a division of
BANK OF HAWAII
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR AND FOUNDER
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Sherri Foster, Senior Vice President
William C. Wallace, Senior Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154

   Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

SEPTEMBER 30, 1997

HAWAIIAN
TAX-FREE
TRUST

A TAX-FREE INCOME INVESTMENT

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

[Logo of Aquila Group of Funds: eagle's head]

ONE OF THE
AQUILASM GROUP OF FUNDS

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

SERVING HAWAII INVESTORS FOR OVER A DECADE

HAWAIIAN TAX-FREE TRUST

SEMI-ANNUAL REPORT
"INCREASED SAFETY IN NUMBERS"

November 17, 1997

Dear Investor:

            A childhood lesson that is often imparted generation after generation is "don't wander off by yourself - stick with the crowd." The underlying premise is that there is "safety in numbers."

            The idea of increased safety in numbers is also very appropriate when discussing municipal bond funds. In fact, one of the most significant benefits gained by owning shares of a municipal bond mutual fund is that of "numbers."

            Participating in the ownership of many different issues through such a fund is generally less risky than purchasing individual issues. Instead of having your money ride on a handful of securities, you can spread the risk over a larger number of issues. And, you have the advantage of a skilled and knowledgeable portfolio manager selecting and continuously monitoring each security in the portfolio.

            But, how does the manager decide which security to purchase? After all, you need to know the crowd with whom you're about to associate. Being with a large unruly group could be far worse than being alone.

KNOWING THE TERRITORY

            Shareholders of Hawaiian Tax-Free Trust have the added advantage of having a locally-based portfolio manager. Pacific Century Trust (formerly Hawaiian Trust Company, Ltd.), a division of Bank of Hawaii, located in Honolulu, is well aware of the issues facing the state as a whole, as well as the nuances of many of the cities and counties.

FINDING THE RIGHT MIX

            Unfortunately, there is no foolproof test to follow when considering an issue for purchase. Security selection is really more art than science. A portfolio manager needs to look for a security which meets certain specific criteria and which fits in with the overall mix of the portfolio and the Trust's investment objective.

            Among other things, Pacific Century Trust carefully examines a security's yield, quality, maturity, and whether or not its inclusion in the portfolio enhances overall diversification.

            Keeping in mind the Trust's objective of providing as high a level of current income as is consistent with preservation of capital, let's take a look at each of these areas.

            QUALITY

            As you know, the Trust limits its investments to only those securities in the top four credit ratings or equivalent. We have adopted this policy since we have found from experience that high quality is best in the long run. Of course, it is true that securities which possess a lower credit rating generally produce a higher yield, since investors require compensation for the additional potential risk. However, purchasing solely for yield can cause feelings of unease for a risk adverse investor. Consequently, Hawaiian Tax-Free Trust looks for high quality securities which should produce relatively good yields. Currently, 94.4% of the investment portfolio is in the top three credit ratings - AAA, AA, AND A. Such high quality helps preserve shareholders' capital and promotes stability. Further, in response to Hawaii's present economic difficulties, 72.3% of the Trust's portfolio has been insured by specialized insurance companies - just in case.

            MATURITY

            The key here is to assemble a blend of maturities which offers a reasonable level of DOUBLE TAX-FREE* return yet still avoids the problem of excessive market price volatility. As you probably are aware, short-term maturities tend to have very little price fluctuation, but generally produce a substantially lesser rate of return than longer maturity securities. Conversely, long-term maturities usually produce a higher return level, but have a much higher price volatility factor than shorter-term issues since they reflect the risks associated with potential interest rate changes over the extended life of the municipal bond.

            By creating a blend of maturities, the Trust attempts to provide you with a satisfactory level of return without subjecting the share price to excessive swings as interest rates move up and down.

            The Trust utilizes a spread of maturities for the portfolio which centers upon the relatively intermediate term average maturity of 14.6 years. In constructing the portfolio, maturities of securities in the Trust range from one year and under to over 20 years in length. However, in order to achieve a reasonably high level of stability for the Trust's share value, in good markets and bad and in up and down interest rate environments, the focus has been to keep the average of maturities relatively limited in term.

            DIVERSIFICATION

            Having a breadth of participation in the portfolio helps to spread risk and protect against any significant loss of principal in the event of unforseen problems with any particular security.

            Although Hawaiian Tax-Free Trust is classified a "non-diversified" fund under the Investment Company Act of 1940, the Trust does attempt to vary its portfolio in several ways. First, there is the use of a number of issues. At September 30, 1997, over 230 issues made up the Trust's portfolio, with no one issue representing more than 3.5% of the Trust's net assets. Next, there is investment among different types of municipal projects - universities, basic services, utilities, health care, pollution control, etc. - so that there is no undue concentration in any one type of municipal project. And, finally, there is variety achieved through geographic representation throughout various cities, counties, and communities within Hawaii.

            Such portfolio mixture by number of issues, by geographic distribution, and by variety of projects lends itself to a further high level of preservation and stability for your investment in the Trust.

HOW IS OUR "GROUP" DOING?

            As you have seen, selecting investments for the Trust's portfolio is really a balancing act. On one side, you have yield and, on the other, you have risk. The Trust strives to construct a portfolio which keeps these two opposing forces on an even keel - accepting a reasonable level of risk to achieve a satisfactory return.

            As mentioned, the Trust strives to provide shareholders with as high a level of DOUBLE TAX-FREE income as practicable, commensurate with the degree of capital preservation we strive to achieve.

            Is our security selection process working well for us? We believe it is.

            RATE OF RETURN

            From October 1, 1996 through September 30, 1997, the Trust distributed to shareholders a DOUBLE TAX-FREE income return, as measured against the maximum public offering price, at the annualized rate of approximately 4.97%**.

            One would have to earn an annualized taxable return of 7.61% at the 28% Federal tax bracket and the even higher return of 9.05% at the 39.6% Federal tax bracket in order to match the Trust's DOUBLE TAX-FREE rate. In general, it would not have been possible for an investor to obtain such levels of taxable return unless additional risk was taken in the form of lesser quality and/or longer maturity securities.

COMMITMENT TO CONSISTENCY

            Management is committed to providing shareholders with as consistent investment and overall performance results from Hawaiian Tax-Free Trust as are possible to achieve, considering prevailing market forces.

            You should be aware, however, that although there is indeed increased safety in numbers, we are not able to eliminate the fluctuations from market forces that swirl around us on a continuing basis.

            However, as indicated, a number of investment management techniques are used by the Trust to create a mix of securities which will help moderate these forces.

            OUR PLEDGE TO YOU

            All associated with Hawaiian Tax-Free Trust pledge to you our continued diligence in the operation of the Trust for your benefit.

            Your confidence in Hawaiian Tax-Free Trust is most valued and appreciated.

                                                Sincerely,
                                                /s/ Lacy B. Herrmann
                                                Lacy B. Herrmann
                                                President and Chairman
                                                  of the Board of Trustees


        * A portion of dividend income may be subject to Federal and state taxes, including the alternative minimum tax.

       ** The performance shown represents that of Class A shares.
          Such performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return as of 9/30/97 for the past one-year period was 3.42%; for the past five year period was 5.25%; and for the past 10-year period was 7.26%. These returns take into account the maximum sales charge of 4%. As of 9/30/97, the 30-day SEC yield was 4.34%.

                          HAWAIIAN TAX-FREE TRUST
                          STATEMENT OF INVESTMENTS
                        SEPTEMBER 30, 1997 (Unaudited)

                                                                      RATING
  FACE                                                                MOODY'S/
  AMOUNT           HAWAII (99.5%)                                     S&P              VALUE
                   Board of Regents, University of Hawaii University
                     System Revenue Bonds, Series G, AMBAC Insured,   Aaa/AAA
  $2,910,000         5.650%, 10/01/12                                              $ 2,993,663
   4,290,000         5.700%, 10/01/17                                                4,407,975
                   Board of Regents, University of Hawaii University
                     System Revenue Bonds, Series I, FGIC Insured,    Aaa/AAA
     145,000         4.600%, 10/01/01                                                  147,538
     155,000         4.700%, 10/01/02                                                  158,294
   1,110,000         5.300%, 10/01/08                                                1,153,013
   2,825,000         5.500%, 10/01/18                                                2,892,094
                   Board of Water Supply City and County of Honolulu,
                     Hawaii Water System Revenue Bonds, Series 1996,
                     MBIA Insured,                                    Aaa/AAA
   1,090,000         5.400%, 07/01/09                                                1,133,600
   1,750,000         5.800%, 07/01/16                                                1,837,500
   1,500,000         5.800%, 07/01/21                                                1,569,375
                   City and County of Honolulu Multifamily Housing
                     Revenue Bonds (Cambridge Park Project) 1988
                     Series A,                                         NR/NR*
   8,000,000         5.850%, 12/01/02                                                8,130,000
                   City and County of Honolulu, Hawaii General
                     Obligation Bonds Series A, FGIC Insured,         Aaa/AAA
   5,385,000         7.300%, 07/01/03                                                6,159,094
   2,895,000         7.350%, 07/01/05                                                3,408,863
   4,790,000         7.350%, 07/01/06                                                5,712,075
   9,970,000         7.350%, 07/01/07                                               12,026,313
   3,600,000         7.350%, 07/01/08                                                4,383,000
   2,500,000         6.000%, 01/01/12                                                2,756,250
   1,000,000         5.625%, 09/01/14                                                1,036,250

                   City and County of Honolulu, Hawaii General
                     Obligation Bonds Series 1995, MBIA Insured,      Aaa/AAA
   2,215,000         6.000%, 11/01/09                                                2,458,650
   1,500,000         6.000%, 11/01/10                                                1,659,375
   1,000,000         5.250%, 11/01/13                                                1,008,750
   1,835,000         5.500%, 11/01/14                                               1,878,581
   3,130,000         5.000%, 11/01/15                                                3,043,925
                   City and County of Honolulu, Hawaii General
                     Obligation Bonds Series 1994A, FGIC Insured,     Aaa/AAA
   1,000,000         5.700%, 04/01/09                                                1,078,750
   4,000,000         5.750%, 04/01/11                                                4,275,000
   3,800,000         5.750%, 04/01/13                                                4,089,750
                   City and County of Honolulu, Hawaii General
                     Obligation Bonds Series 1994B, FGIC Insured,     Aaa/AAA
   4,480,000         6.000%, 06/01/10                                                4,765,600
   2,030,000         6.100%, 06/01/11                                                2,167,025
   3,000,000         6.100%, 06/01/12                                                3,191,250
   4,650,000         6.125%, 06/01/13                                                4,940,625
   4,155,000         6.125%, 06/01/14                                                4,404,300
                   City and County of Honolulu Hawaii General
                     Obligation Bonds, Refunding and Improvement
                     Series, 1993A Fixed Rate Bonds, FGIC Insured,    Aaa/AAA
   5,825,000         6.000%, 01/01/11                                                6,422,063
                   City and County of Honolulu Hawaii General
                     Obligation Bonds, Refunding and Improvement
                     Series, 1993B Fixed Rate Bonds, FGIC Insured,    Aaa/AAA
   9,800,000         5.500%, 10/01/11                                               10,351,250
                   City and County of Honolulu, Hawaii General
                     Obligation Water Bonds, Series 1992, FGIC
                     Insured,                                         Aaa/AAA
   1,125,000         6.000%, 12/01/12                                                1,244,531
   1,050,000         6.000%, 12/01/15                                                1,156,313

                   City and County of Honolulu Improvement
                     District No. 261 (Halawa Business Park),
                     Improvement District Bonds,                       NR/NR*
     365,000         6.700%, 10/15/04                                                  401,044
     355,000         6.800%, 10/15/05                                                  394,050
     345,000         6.900%, 10/15/06                                                  383,813
                   City and County of Honolulu Mortgage Revenue
                     Refunding Bonds, Series 1992A (FHA Insured
                     Mortgage Loan-Smith-Beretania Apartments
                     Section 8 Assisted Project), MBIA Insured,       Aaa/AAA
   2,965,000         7.800%, 07/01/24                                                3,224,438
                   City and County of Honolulu Multifamily Housing
                     Revenue Bonds (GNMA Collateralized - Waipahu
                     Towers Project) 1995 Series A,                    NR/AAA
   3,000,000         6.900%, 06/20/35                                                3,247,500
                   Kauai County General Obligation Escrowed to
                     Maturity Bonds,                                    A/NR
     615,000         9.000%, 08/01/04                                                  779,513
     665,000         9.000%, 08/01/05                                                  862,006
                   County of Kauai, State of Hawaii General
                     Obligation Refunding Bonds, 1992 Series
                     A,B & C, AMBAC Insured,                          Aaa/AAA
     155,000         5.250%, 04/01/01                                                  160,038
     295,000         5.250%, 08/01/01                                                  305,325
     930,000         5.250%, 08/01/01                                                  962,550
     330,000         5.450%, 08/01/03                                                  347,738
   1,030,000         5.450%, 08/01/03                                                1,085,363
     435,000         5.900%, 08/01/08                                                  477,413
   1,355,000         5.900%, 08/01/08                                               1,487,113
   1,300,000         5.950%, 08/01/10                                                1,430,000

                   County of Kauai, State of Hawaii General
                     Obligation Refunding Bonds, Series 1994A
                     & 1994B, MBIA Insured,                           Aaa/AAA
     170,000         5.100%, 02/01/01                                                  174,463
     365,000         5.200%, 02/01/02                                                  377,319
     185,000         5.200%, 02/01/02                                                  191,244
     460,000         5.300%, 02/01/03                                                  479,550
     190,000         5.300%, 02/01/03                                                  198,075
     185,000         5.400%, 02/01/04                                                 194,250
     215,000         5.500%, 02/01/05                                                  227,094
     215,000         5.600%, 02/01/06                                                  228,975
   1,010,000         5.700%, 02/01/07                                                1,079,438
                   Kauai County General Obligation Public
                     Improvement Bonds Series 1990 Pre-Refunded
                     Bonds, AMBAC Insured,                            Aaa/AAA
     780,000         7.100%, 08/01/01                                                  850,200
     960,000         7.300%, 08/01/04                                                1,052,400
   1,030,000         7.350%, 08/01/05                                                1,130,425
   1,185,000         7.450%, 08/01/07                                                1,303,500
   1,370,000         7.500%, 08/01/09                                                1,508,713
   1,470,000         7.500%, 08/01/10                                                1,618,838
                   County of Maui, Hawaii General Obligation
                     Refunding Bonds Series A, MBIA Insured,          Aaa/AAA
   1,075,000         6.000%, 06/01/15                                                1,139,500
                   County of Maui, Hawaii General Obligation
                     Refunding Bonds 1995, FGIC Insured,              Aaa/AAA
     720,000         5.150%, 06/01/03                                                  747,000
     930,000         5.050%, 06/01/08                                                  947,438
     980,000         5.050%, 06/01/09                                                  991,025
   1,040,000         5.150%, 06/01/10                                                1,051,700
   1,100,000         5.200%, 06/01/11                                                1,112,375
   1,160,000         5.200%, 06/01/12                                                1,168,700
   1,230,000         5.200%, 06/01/13                                                1,234,613
   1,300,000         5.250%, 06/01/14                                                1,304,875
   1,380,000         5.250%, 06/01/15                                                1,380,000

                   County of Maui, Hawaii General Obligation
                     Refunding Bonds 1993 Series B, 1993 Series C,
                     1993 Series D, 1993 Series E, FGIC Insured,      Aaa/AAA
   1,815,000         5.000%, 09/01/07                                                1,851,300
   2,125,000         5.000%, 09/01/08                                                2,154,219
   1,000,000         5.000%, 09/01/09                                                1,007,500
   1,000,000         5.000%, 09/01/10                                                1,000,000
   3,000,000         5.125%, 12/15/11                                                3,015,000
   1,245,000         5.750%, 01/01/13                                                1,277,681
   1,045,000         5.125%, 12/15/13                                                1,043,694
                   County of Maui, Hawaii General Obligation 1997
                     Series A, FGIC Insured,                          Aaa/AAA
   1,130,000         5.250%, 09/01/13                                                1,141,300
   1,265,000         5.250%, 09/01/15                                                1,266,581
   1,335,000         5.250%, 09/01/16                                                1,328,325
                   Maui County General Obligation Pre-Refunded
                     Bonds, AMBAC Insured,                            Aaa/AAA
   3,000,000         6.800%, 12/01/10                                                3,270,000
                   Maui County Water System Revenue Pre-Refunded
                     Bonds, FGIC Insured,                             Aaa/AAA
   1,150,000         6.100%, 12/01/02                                                1,246,313
   1,225,000         6.200%, 12/01/03                                                1,332,188
   1,300,000         6.300%, 12/01/04                                                1,418,625
   1,390,000         6.400%, 12/01/05                                                1,522,050
   1,280,000         6.500%, 12/01/06                                                1,406,400
   1,250,000         6.600%, 12/01/07                                                1,378,125
   1,690,000         6.650%, 12/01/08                                                1,865,338
   1,470,000         6.650%, 12/01/09                                                1,622,513
   1,930,000         6.700%, 12/01/10                                                2,135,063
   1,730,000         6.700%, 12/01/11                                                1,913,813
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds
                     (Citizens Utilities Company Project),             NR/AA+
   3,400,000         6.900%, 11/01/15                                                3,595,500
   5,000,000         6.600%, 07/01/22                                                5,300,000

                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds
                     (Lutheran Good Samaritan Society Project),
                     AMBAC Insured,                                   Aaa/AAA
   2,045,000         4.700%, 11/01/06                                                2,050,113
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds (The
                     Evangelical Lutheran Good Samaritan Society),
                     Refunding Series 1993, AMBAC Insured,            Aaa/AAA
     700,000         4.400%, 11/01/01                                                  706,125
     730,000         4.500%, 11/01/02                                                  737,300
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds
                     (Hawaiian Electric Company Inc. Project),
                     MBIA Insured,                                    Aaa/AAA
   8,100,000         6.875%, 04/01/12                                                8,333,604
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds
                     (Hawaiian Electric Light Company, Inc.
                     Project), MBIA Insured,                          Aaa/AAA
   5,600,000         7.200%, 12/01/14                                                6,097,000
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds
                     (Hawaiian Electric Co., Inc., and Subsidiaries
                     Projects), Series 1995A, MBIA Insured,           Aaa/AAA
  13,000,000         6.600%, 01/01/25                                               14,267,500
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds
                     (Hawaiian Electric Comapny, Inc. Project),
                     Series 1996A, MBIA Insured,                      Aaa/AAA
   1,000,000         6.200%, 05/01/26                                                1,060,000
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds (Maui
                     Electric Company, Limited Project), MBIA
                     Insured,                                         Aaa/AAA
   2,195,000         6.875%, 04/01/12                                                2,258,304

                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds
                     (Kaiser-Permanente Medical Care Program),         Aa3/AA
   3,565,000         6.500%, 03/01/11                                                3,774,444
  11,450,000         6.250%, 03/01/21                                               12,036,813
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue (Kapiolani
                     Health Care System) Series 1993, MBIA Insured,   Aaa/AAA
   1,000,000         6.300%, 07/01/08                                                1,092,500
   6,000,000         6.400%, 07/01/13                                                6,555,000
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue (Kapiolani
                     Health Care System) Series 1996, MBIA Insured,   Aaa/AAA
   1,000,000         6.000%, 07/01/11                                                1,077,500
   1,000,000         6.200%, 07/01/16                                                1,093,750
   1,000,000         6.250%, 07/01/21                                                 1,096,250
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Pre-Refunded
                     Bonds - Kapiolani Health Care System (Pali
                     Momi Medical Center Project), Series 1991,       Aaa/AAA
   3,000,000         7.600%, 07/01/10                                                3,408,750
  11,200,000         7.650%, 07/01/19                                               12,754,000
                   Department of Budget and Finance of the State of
                     Hawaii Special Purpose Revenue Pre-Refunded
                     Bonds, (The Queen's Medical Center Project),
                     FGIC Insured,                                    Aaa/AAA
   9,750,000         6.500%, 07/01/12                                                9,951,533
   2,910,000         6.200%, 07/01/22                                                3,204,638
                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series A,                 Aa3/AA
   4,000,000         6.050%, 07/01/16                                                4,230,000
   8,625,000         6.000%, 07/01/20                                               9,045,469
   3,500,000         5.750%, 07/01/26                                                3,552,500

                   Department of Budget and Finance of the State
                     of Hawaii Special Purpose Revenue Bonds
                     (St. Francis Medical Centers), Refunding
                     Series 1992, FSA Insured,                        Aaa/AAA
  20,000,000         6.500%, 07/01/22                                               21,600,000
                   Department of Hawaiian Home Lands (State of
                     Hawaii) Revenue Bonds, Series 1991,               NR/NR*
     655,000         6.800%, 07/01/98                                                  666,227
     700,000         6.900%, 07/01/99                                                  724,500
     745,000         7.000%, 07/01/00                                                  788,769
     800,000         7.100%, 07/01/01                                                  863,000
     855,000         7.200%, 07/01/02                                                  935,156
     915,000         7.300%, 07/01/03                                                1,001,925
     985,000         7.400%, 07/01/04                                                1,082,269
   1,055,000         7.500%, 07/01/05                                                1,160,500
   1,135,000         7.550%, 07/01/06                                                1,244,244
   1,225,000         7.600%, 07/01/07                                                1,339,844
   1,415,000         7.650%, 07/01/09                                                1,545,888
   1,520,000         7.650%, 07/01/10                                                1,660,600
   1,640,000         7.650%, 07/01/11                                                1,787,600
                   Department of Transportation of the State of
                     Hawaii Special Facility Revenue Bonds
                     (Matson Terminals, Inc.), Refunding Series 1993,  NR/A-
  11,875,000         5.750%, 03/01/13                                               12,201,563
                   Hawaii Housing Authority Single Family Mortgage
                     Purchase Revenue Bonds, 1986 Series B,            Aa2/A
   3,810,000         7.375%, 07/01/16                                                3,886,200
   5,740,000         8.000%, 07/01/16                                                5,854,800
   1,260,000         9.250%, 07/01/17                                                1,272,600
                   Housing Finance and Development Corporation
                    (State of Hawaii) University of Hawaii Faculty
                     Housing Project, AMBAC Insured,                  Aaa/AAA
   2,125,000         5.650%, 10/01/16                                                2,202,031
   4,000,000         5.700%, 10/01/25                                                4,145,000
                   Housing Finance and Development Corporation
                     (State of Hawaii) Rental Housing System
                     Revenue Bonds 1993 Series A,                      A1/NR
   2,000,000         5.600%, 07/01/12                                                2,042,500
   3,000,000         5.700%, 07/01/18                                                3,052,500
                   Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage
                     Purchase Revenue Bonds,                           Aa1/AA
   1,135,000         8.125%, 07/01/19                                                1,177,404
   7,075,000         7.000%, 07/01/31                                                7,508,344
                   Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage
                     Purchase Revenue Bonds 1994 Series A & B,         Aa1/AA
   2,500,000         5.700%, 07/01/13                                                2,571,875
  15,500,000         5.850%, 07/01/17                                               15,945,625
  10,000,000         6.000%, 07/01/26                                               10,212,500
                   Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage
                     Purchase Revenue Bonds 1997 Series A, FNMA
                     Insured,                                          Aa1/AA
  14,735,000         5.750%, 07/01/30                                               14,808,675
                   County of Hawaii, Hawaii General Obligation
                     Pre-Refunded Refunding and Improvement
                     Series 1990A, FGIC Insured,                      Aaa/AAA
   2,550,000         7.300%, 06/01/09                                                2,785,875
                   County of Hawaii, Hawaii General Obligation
                     Bonds Refunding and Improvement Series
                     1993A, FGIC Insured,                             Aaa/AAA
   1,000,000         5.200%, 05/01/04                                                1,040,000
   2,700,000         5.450%, 05/01/07                                                2,868,750
   3,170,000         5.500%, 05/01/08                                                3,368,125
   2,500,000         5.550%, 05/01/09                                                2,665,625
   4,905,000         5.600%, 05/01/11                                                5,223,825
   1,000,000         5.600%, 05/01/12                                                1,062,500
   1,000,000         5.600%, 05/01/13                                                1,060,000

                   County of Hawaii, Hawaii Public Improvement
                     Bonds 1996 Series A FGIC Insured,                Aaa/AAA
   1,440,000         4.500%, 02/01/05                                                1,432,800
   1,900,000         5.000%, 02/01/11                                                1,892,875
   1,970,000         5.100%, 02/01/12                                                1,972,463
   2,205,000         5.200%, 02/01/14                                                2,207,756
   2,440,000         5.200%, 02/01/16                                                2,415,600
                   Hawaii Community Development Authority
                     Improvement District Bonds (Kakaako Community
                     Development District Improvement District 3),     NR/NR*
     150,000         6.900%, 07/01/98                                                         153,269
     160,000         7.000%, 07/01/99                                                  166,800
     995,000         7.300%, 07/01/04                                                1,089,525
   1,490,000         7.400%, 07/01/10                                                1,627,825
                   Hawaii Community Development Authority
                     Improvement District Refunding Bonds (Kakaako
                     Community Development District Improvement
                     District 1),                                      NR/NR*
     235,000         4.700%, 07/01/99                                                  236,175
     245,000         4.850%, 07/01/00                                                 246,838
     255,000         5.000%, 07/01/01                                                  257,869
     270,000         5.100%, 07/01/02                                                  273,713
     280,000         5.200%, 07/01/03                                                  284,550
     300,000         5.300%, 07/01/04                                                  305,625
     230,000         5.400%, 07/01/05                                                  238,050
                   Hawaii Community Development Authority
                     Improvement District Refunding Bonds (Kakaako
                     Community Development District Improvement
                     District 2),                                      NR/NR*
     315,000         4.700%, 07/01/99                                                  316,575
     325,000         4.850%, 07/01/00                                                  327,438
     345,000         5.000%, 07/01/01                                                  348,881
     355,000         5.100%, 07/01/02                                                  359,881
     375,000         5.200%, 07/01/03                                                  381,094
     395,000         5.300%, 07/01/04                                                  402,406

                   Hawaii Community Development Authority
                     Improvement District Refunding Bonds (continued)
     420,000         5.400%, 07/01/05                                                  434,700
     435,000         5.500%, 07/01/06                                                  451,856
     465,000         5.600%, 07/01/07                                                  483,019
     390,000         5.700%, 07/01/08                                                  405,113
                   Hawaii Community Development Authority
                     Improvement District Bonds (Kakaako
                     Community Development District Improvement
                     District 2) Pre-Refunded Bonds,                   NR/NR*
   1,345,000         7.875%, 07/01/02                                                1,425,001
   2,270,000         8.000%, 07/01/08                                                2,407,085
                   State of Hawaii Airport System Revenue Bonds,
                     MBIA Insured,                                    Aaa/AAA
   1,000,000         6.200%, 07/01/00                                                1,053,750
   1,150,000         5.250%, 07/01/00                                                1,187,375
   6,455,000         6.900%, 07/01/12                                                7,520,075
   3,000,000         7.000%, 07/01/18                                                3,285,000
   4,025,000         7.000%, 07/01/18                                                4,407,375
   1,000,000         6.750%, 07/01/21                                                1,083,750
                   State of Hawaii Airports System Revenue
                     Bonds Third Refunding Series 1994, AMBAC
                     Insured,                                         Aaa/AAA
   3,500,000         5.750%, 07/01/08                                                3,692,500
                   State of Hawaii General Obligation Bonds,
                     FGIC Insured,                                    Aaa/AAA
   6,000,000         8.000%, 02/01/01                                                6,682,500
   2,000,000         5.750%, 01/01/11                                                2,155,000
   3,700,000         6.000%, 10/01/11                                                4,093,125
   3,500,000         6.000%, 10/01/12                                                3,871,875
                   State of Hawaii General Obligation Bonds,
                     FGIC Insured,                                    Aaa/AAA
   4,000,000         8.125%, 02/01/00                                                4,345,000
   3,000,000         7.250%, 11/01/00                                                3,262,500

                   State of Hawaii General Obligation Bonds of
                     1996, Series CM, FGIC Insured,                   Aaa/AAA
   3,000,000         6.500%, 12/01/15                                                3,476,250
                   State of Hawaii General Obligation Bonds of 1997,
                     Series CN, FGIC Insured,                         Aaa/AAA
   1,950,000         5.250%, 03/01/15                                                1,952,438
   7,000,000         5.500%, 03/01/16                                                7,122,500
                   State of Hawaii General Obligation Bonds of 1995,
                     Series CK, FGIC Insured,                         Aaa/AAA
   5,555,000         5.250%, 09/01/09                                                5,686,931
   1,000,000         5.600%, 09/01/13                                                1,030,000
   3,000,000         5.600%, 09/01/14                                                3,078,750
                   State of Hawaii General Obligation Bonds of 1995,
                     Pre-Refunded, Series CJ, FGIC Insured,           Aaa/AAA
   5,000,000         6.250%, 01/01/14                                                5,562,500
   5,000,000         6.250%, 01/01/15                                                5,562,500
                   State of Hawaii General Obligation Refunding
                     Bonds of 1993, Series CE, FGIC Insured,          Aaa/AAA
   6,235,000         5.500%, 06/01/08                                                6,499,988
   6,235,000         5.500%, 06/01/09                                                6,468,813
   5,635,000         5.500%, 06/01/10                                                5,818,138
                   State of Hawaii General Obligation Refunding
                     Bonds of 1993, Series CH, FGIC Insured,          Aaa/AAA
   5,000,000         6.000%, 11/01/07                                                5,543,750
   3,390,000         6.000%, 11/01/08                                                3,771,375
                   State of Hawaii General Obligation Bonds of 1996,
                     Series CL, FGIC Insured,                         Aaa/AAA
   2,305,000         6.000%, 03/01/11                                                2,541,263
                   State of Hawaii Harbor Capital Improvements
                     Revenue Bonds, MBIA Insured,                     Aaa/AAA
   2,205,000         6.200%, 07/01/08                                                2,378,644
   3,850,000         5.750%, 07/01/17                                                3,979,938

                   State of Hawaii Harbor Capital Improvements
                     Revenue Bonds, MBIA Insured,                     Aaa/AAA
  14,000,000         7.250%, 07/01/10                                               15,260,000
   1,200,000         7.000%, 07/01/17                                                1,297,500
                   State of Hawaii Harbor Revenue Bonds, Series
                     1992, FGIC Insured,                              Aaa/AAA
   3,850,000         6.500%, 07/01/19                                                4,138,750
                   State of Hawaii Harbor Revenue Bonds, Refunding
                     Series 1993, FGIC Insured,                       Aaa/AAA
   1,260,000         6.050%, 07/01/04                                                1,382,850
   1,225,000         6.150%, 07/01/05                                                1,347,500
                   State of Hawaii Harbor Revenue Bonds, Series of
                     1994, FGIC Insured,                              Aaa/AAA
   1,000,000         6.250%, 07/01/09                                                1,090,000
   1,000,000         6.250%, 07/01/10                                                1,081,250
   3,725,000         6.250%, 07/01/15                                                3,995,063
  10,180,000         6.375%, 07/01/24                                               10,892,600
                   State of Hawaii Highway Revenue Bonds Series
                     1993, FGIC Insured,                              Aaa/AAA
   4,000,000         4.875%, 07/01/07                                                4,040,000
   3,900,000         5.000%, 07/01/08                                                3,948,750
   2,255,000         5.000%, 07/01/09                                                2,274,731
   4,575,000         5.000%, 07/01/10                                                4,586,438
   2,220,000         5.000%, 07/01/11                                                2,225,550
   3,850,000         5.000%, 07/01/12                                                3,859,625
   2,750,000         5.000%, 07/01/13                                                2,746,537
                   State of Hawaii Highway Revenue Bonds Series
                     1996, FGIC Insured,                              Aaa/AAA
  3,705,000        5.600%, 07/01/13                                                  3,839,306
  2,000,000        5.250%, 07/01/16                                                  1,995,000
                       Total Hawaii                                                659,771,544

                   Guam (0.2%)
                   Government of Guam Ltd. Water System Revenue
                     Bonds, FSA Insured,                              Aaa/AAA
  1,500,000           7.000%, 07/01/09                                               1,612,500
                       Total Guam                                                    1,612,500

                   Total Investments (cost $621,592,072**)     99.7%               661,384,044
                   Other assets in excess of liablilities        .3                  1,756,401
                   Net Assets                                 100.0%             $ 663,140,445


     *  Any security not rated has been determined by the
        Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

    **  Cost for Federal tax purposes is identical.

                   PORTFOLIO ABBREVIATIONS:
                   AMBAC  American Municipal Bond Assurance Corp.
                   FSA    Financial Security Assurance
                   FGIC   Financial Guaranty Insurance Co.
                   FHA    Federal Housing Administration
                   MBIA   Municipal Bond Investors Assurance Corp.

See accompanying notes to financial statements.

                  HAWAIIAN TAX-FREE TRUST
            STATEMENT OF ASSETS AND LIABILITIES
             SEPTEMBER 30, 1997 (UNAUDITED)
ASSETS
    Investments at value (identified cost - $621,592,072)       $ 661,384,044
    Cash                                                              383,451
    Interest receivable                                            10,727,896
    Receivable for Trust shares sold                                  528,577
    Other assets                                                       11,529
      Total assets                                                673,035,497

LIABILITIES
    Payable for investment securities purchased                     7,769,254
    Payable for Trust shares redeemed                               1,033,679
    Dividends payable                                                 366,145
    Distribution fees payable                                         345,006
    Adviser and Administrator fees payable                            217,482
    Accrued expenses                                                  163,486
      Total liabilities                                             9,895,052

NET ASSETS                                                      $ 663,140,445

    Net Assets consist of:
    Capital Stock, no par value, authorized an unlimited
       number of shares                                         $ 622,922,822
    Accumulated net realized gain on investments                      425,651
    Net unrealized appreciation on investments                     39,791,972
                                                                $ 663,140,445

CLASS A
    Net Assets                                                  $ 656,720,468
    Capital shares outstanding                                     56,705,024
    Net asset value and redemption price per share              $       11.58
    Offering price per share (100/96 of $11.58 adjusted
       to nearest cent)                                         $       12.06

CLASS C
    Net Assets                                                  $   6,170,020
    Capital shares outstanding                                        532,966
    Net asset value and offering price per share                $       11.58
    Redemption price per share (*varies by length of
       time shares are held)                                    $           *

CLASS Y
    Net Assets                                                  $     249,957
    Capital shares outstanding                                         21,561
    Net asset value, offering and redemption price per share    $       11.59

See accompanying notes to financial statements.

                        HAWAIIAN TAX-FREE TRUST
                        STATEMENT OF OPERATIONS
         FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
Interest income                                                  $ 18,988,507

Expenses:
Investment Adviser fees (note 3)                     $ 460,175
Administrator fees (note 3)                            854,616
Distribution and service fees (note 3)                 678,105
Transfer and shareholder servicing agent fees          155,000
Trustees' fees and expenses                             95,000
Shareholders' reports and proxy statements              43,000
Custodian fees                                          36,000
Legal fees                                              30,000
Registration fees and dues                              17,000
Audit and accounting fees                               15,000
Insurance                                                6,000
Miscellaneous                                           34,701
                                                     2,424,597

Expenses paid indirectly (note 7)                      (36,000)

   Net expenses                                                     2,388,597

   Net investment income                                           16,599,910

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from securities
   transactions                                        425,651
Change in net unrealized appreciation on
   investments                                      19,943,875

Net realized and unrealized gain on investments                    20,369,526
Net increase in net assets resulting from
   operations                                                    $ 36,969,436

See accompanying notes to financial statements.

                       HAWAIIAN TAX-FREE TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS
                            (UNAUDITED)

                                             Six Months Ended   Year Ended
                                             Sept. 30, 1997     March 31, 1997
OPERATIONS:
  Net investment income                          $ 16,599,910    $ 33,687,468
  Net realized gain from securities
    transactions                                      425,651         528,297
  Change in unrealized appreciation on
    investments                                    19,943,875      (4,593,162)
    Change in net assets resulting
      from operations                              36,969,436      29,622,603

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
  Class A Shares:
  Net investment income                           (16,765,335)    (33,607,523)
  Net realized gain on investments                      -            (721,443)

  Class C Shares:
  Net investment income                              (110,734)        (79,938)
  Net realized gain on investments                      -              (3,408)

  Class Y Shares:
  Net investment income                                  (249)             (7)
  Net realized gain on investments                      -               -
    Change in net assets from distributions       (16,876,318)    (34,412,319)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from shares sold                          28,372,180      44,348,965
Reinvested dividends and distributions              8,561,888      17,392,444
Cost of shares redeemed                           (40,242,644)    (70,521,098)
  Change in net assets  from capital share
     transactions                                  (3,308,576)     (8,779,689)
  Change in net assets                             16,784,542     (13,569,405)

NET ASSETS:
Beginning of period                               646,355,903     659,925,308
End of period                                    $663,140,445    $646,355,903

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1.  ORGANIZATION

    Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

    a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

          In Fiscal 1997, the Trust began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Trust's net asset value or distribution policy and conforms to the amortization policy followed by the Trust for Federal tax purposes.

    b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

    c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

    d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

    e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

    Management affairs of the Trust are conducted through two separate management arrangements.

    On September 30, 1997, Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, succeeded to the operations of Hawaiian Trust Company, Limited, a subsidiary of Bank of Hawaii, which had served as Investment Adviser to the Trust since February, 1985. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14 of 1% of the net assets of the Trust.

    The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26 of 1% of the net assets of the Trust.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 1997.

    For the six months ended September 30, 1997, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $460,175 and $854,616, respectively.

b)  DISTRIBUTION AND SERVICE FEES:

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by the Distributor, including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 1997, service fees on Class A Shares amounted to $652,214, of which the Distributor received $37,809.

    Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 1997, amounted to $19,418. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C

Shares and for the six months ended September 30, 1997, amounted to $6,473. The total of these payments made with respect to Class C Shares amounted to $25,891, of which the Distributor received $24,670.

    Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 1997, the Distributor received sales commissions in the amount of $57,842.

4.  PURCHASES AND SALES OF SECURITIES

    During the six months ended September 30, 1997, purchases of securities and proceeds from the sales of securities aggregated $30,253,579 and $24,021,139, respectively.

    At September 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $39,813,700 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $21,728 for a net unrealized appreciation of $39,791,972.

5.  PORTFOLIO ORIENTATION

    Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6.  DISTRIBUTIONS

    The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

7.  EXPENSES

    The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


8.  CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                               Six Months Ended 9/30/97   Year Ended 3/31/97
                              Shares       Amount       Shares        Amount
CLASS A SHARES:
Proceeds from shares sold   2,259,553  $ 25,819,100    3,435,559  $ 38,837,050
Reinvested distributions      743,253     8,507,097    1,531,621    17,341,570
Cost of shares redeemed    (3,368,543)  (38,546,789)  (6,222,801)  (70,398,321)
  Net change                 (365,737)   (4,220,592)  (1,255,621)  (14,219,701)

CLASS C SHARES:
Proceeds from shares sold     201,427     2,303,080      484,452     5,511,815
Reinvested distributions        4,943        54,787        4,471        50,867
Cost of shares redeemed      (151,442)   (1,695,855)     (10,885)     (122,777)
  Net change                   54,928       662,012      478,038     5,439,905

CLASS Y SHARES:
Proceeds from shares sold      21,552       250,000            8           100
Reinvested distributions          -               4            1             7
Cost of shares redeemed           -               -            -             -
  Net change                   21,552       250,004            9           107

Total transactions in
  Trust shares               (289,257) $ (3,308,576)    (777,574) $ (8,779,689)

                            HAWAIIAN TAX-FREE TRUST
                             FINANCIAL HIGHLIGHTS
                                 (UNAUDITED)

For a share outstanding throughout each period

                                         Class A(1)
                        Six Months
                        Ended Sept.           Year ended March 31,
                        30, 1997     1997     1996     1995     1994     1993
Net Asset Value,
  Beginning of Period      $11.23   $11.31   $11.13   $11.19   $11.60   $11.10

Income from Investment
  Operations:
  Net investment income      0.29     0.59     0.61     0.62     0.63     0.68
  Net gain (loss) on
    securities (both
    realized and
    unrealized)              0.35    (0.08)    0.18    (0.01)   (0.38)    0.50
  Total from Investment
    Operations               0.64     0.51     0.79     0.61     0.25     1.18

Less Distributions
  (note 6):
  Dividends from net
    investment income       (0.29)   (0.58)   (0.61)   (0.62)   (0.63)   (0.68)
  Distributions from
    capital gains              -     (0.01)      -     (0.05)   (0.03)      -
  Total Distributions       (0.29)   (0.59)   (0.61)   (0.67)   (0.66)   (0.68)

Net Asset Value, End
  of Period                $11.58   $11.23   $11.31   $11.13   $11.19   $11.60

Total Return (not
  reflecting sales
  charge) (%)               5.80#     4.67     7.16     5.75     2.01    10.98

Ratios/Supplemental Data
  Net Assets, End of
    Period ($ thousands)  656,720  640,989  659,925  642,556  640,465  597,828
  Ratio of Expenses to
    Average Net Assets
    (%)                     0.72*     0.73     0.72     0.75     0.74     0.71

  Ratio of Net Investment
    Income to Average Net
    Assets (%)              5.06*     5.12     5.32     5.65     5.46     5.92
  Portfolio Turnover Rate
    (%)                        2#        9       28       33       16       11

Net investment income per share and the ratios of income and expenses to average net assets without the expense offset for uninvested cash balances would have been:
  Net Investment Income
    ($)                      0.29     0.59     0.61     0.62     0.63     0.68
  Ratio of Expenses to
    Average Net Assets
    (%)                     0.73*     0.75     0.73     0.77     0.76     0.73
  Ratio of Net Investment
    Income to Average Net
    Assets (%)              5.05*     5.11     5.31     5.63     5.44     5.90

     (1) Designated as Class A Shares on April 1, 1996.
     (2) New Class of Shares established on April 1, 1996.
      # Not annualized.
      * Annualized.

See accompanying notes to financial statements.

For a share outstanding throughout each period


                               Class C(1)                 Class Y(1)
                           Six Months   Year          Six Months   Year
                           Ended Sept.  Ended March   Ended Sept.  Ended March
                           30, 1997     31, 1997      30, 1997     31, 1997
Net Asset Value,
  Beginning of Period        $11.23      $11.31        $11.24        $11.31

Income from Investment
  Operations:
  Net investment income        0.24        0.46          0.38          0.74
  Net gain (loss) on
    securities (both
    realized and unrealized)   0.36       (0.08)         0.35         (0.07)
  Total from Investment
    Operations                 0.60        0.38          0.73          0.67

Less Distributions (note 6):
  Dividends from net
    investment income         (0.25)      (0.45)        (0.38)        (0.73)
  Distributions from
    capital gains               -         (0.01)          -           (0.01)

  Total Distributions         (0.25)      (0.46)        (0.38)        (0.74)

Net Asset Value, End of
  Period                     $11.58      $11.23        $11.59        $11.24

Total Return (not
  reflecting sales charge)
  (%)                         5.37#        3.41         6.57#          6.14

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ thousands)             6,170       5,367           250           0.1
  Ratio of Expenses to
    Average Net Assets (%)    1.51*        1.51         0.51*          0.53
  Ratio of Net Investment
    Income to Average Net
    Assets (%)                4.19*        4.06         5.18*          4.92
  Portfolio Turnover Rate
    (%)                          2#           9            2#             9

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
  Net Investment Income ($)   0.24         0.46          0.38          0.74
  Ratio of Expenses to
    Average Net Assets (%)   1.52*         1.53         0.52*          0.55
  Ratio of Net Investment
    Income to Average Net
    Assets (%)               4.18*         4.04          5.17*         4.94

     (1) New Class of Shares established on April 1, 1997.
       # Not annualized.
       * Annualized.

See accompanying notes to financial statements.

REPORT ON THE ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

              The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the "Trust") was held on September 29, 1997*. At the meeting, the following matters were submitted to a shareholder vote and approved:

  (i) the election of Lacy B. Herrmann, Vernon R. Alden, Arthur K. Carlson, William M. Cole, Thomas W. Courtney, Richard W. Gushman, II,
       Stanley W. Hong, Theodore T. Mason, Russell K. Okata, Douglas Philpotts, and Oswald K. Stender as Trustees to hold office until the next annual meeting of the Trust's shareholders or until his or her successor is duly elected (each Trustee received at least 401,321,102.741 affirmative votes (97.73%); no more than 9,310,477.659 votes were withheld for any Trustee (2.27%)), and

  (ii) the ratification of the selection of KPMG Peat Marwick LLP as the Trust's independent auditors for the fiscal year ending March 31, 1998 (votes for: 402,892,893.850 (98.12%); votes against:
       1,644,400.454 (0.40%); abstentions: 6,094,286.091 (1.48%); broker non-votes: 0 (0.00%)).

________________________

* On the record date for this meeting, 56,921,512.12 Class A Shares, 428,986.35 Class C Shares, and 9.61 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $657,236,822.60 The holders of shares entitled to vote representing a total net asset value of $410,631,580.40 (62.48%) were present in person or by proxy at the meeting.